RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands			12 Months Ended
	Jun. 26, 2015	Aug. 05, 2014	Dec. 31, 2015	Dec. 31, 2014
Proceeds from dividends received	$ 200,000
Parent Company [Member]
Noncash capital transaction			$ 1,502
Distributions from affiliated companies and subsidiaries			25,000	$ 392,414
OSG International, Inc (OIN) [Member]
Proceeds from distributions			53,225
Repayments of debt		$ 477,835
OSG International, Inc (OIN) [Member] | Parent Company [Member]
Proceeds from dividends received			200,000
Dividends received			53,255
OSG Bulk Ships, Inc (OBS) [Member]
Proceeds from distributions			600,400
OSG Bulk Ships, Inc (OBS) [Member] | Parent Company [Member]
Proceeds from dividends received			25,000
Dividends received			207,986
Distributions from affiliated companies and subsidiaries			392,414
Osg Bulk Ships Inc and OSG International Inc [Member] | Parent Company [Member]
Non cash forgiveness of related party receivable applied to capital contributions			$ 611,877